Loans and Allowance for Credit Losses (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	$ 7,952	$ 4,948
Unpaid Principal Balance	10,821	7,808
Valuation Allowance	1,005	761
Commitments to Lend Additional Funds	144	97
Average recorded investment	6,767	5,159
Interest income recognized	186	99
Commercial Loan [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	657	596
Unpaid Principal Balance	1,437	1,631
Valuation Allowance	62	59
Commitments to Lend Additional Funds	68	80
Average recorded investment	534	693
Interest income recognized	12	8
Commercial Real Estate Loans [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,436	1,308
Unpaid Principal Balance	2,503	2,659
Valuation Allowance	124	118
Commitments to Lend Additional Funds	25	17
Average recorded investment	1,537	1,601
Interest income recognized	18	2
Residential Mortgage [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	2,652	2,440
Unpaid Principal Balance	3,193	2,877
Valuation Allowance	482	334
Commitments to Lend Additional Funds	2	0
Average recorded investment	2,557	2,297
Interest income recognized	100	72
Credit Card [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	584	452
Unpaid Principal Balance	584	452
Valuation Allowance	219	218
Commitments to Lend Additional Funds	0	0
Average recorded investment	485	418
Interest income recognized	15	11
Other Retail [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	188	152
Unpaid Principal Balance	197	189
Valuation Allowance	57	32
Commitments to Lend Additional Funds	0	0
Average recorded investment	164	150
Interest income recognized	5	6
Total impaired loans, excluding GNMA and covered loans [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	5,517
Unpaid Principal Balance	7,914
Valuation Allowance	944
Commitments to Lend Additional Funds	95
Average recorded investment	5,277
Interest income recognized	150
Loans purchased from GNMA [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,265
Unpaid Principal Balance	1,265
Valuation Allowance	18
Commitments to Lend Additional Funds	0
Average recorded investment	710
Interest income recognized	25
Covered Financing Receivable [Member]
Additional detail of impaired loans by portfolio type
Period-end Recorded Investment	1,170
Unpaid Principal Balance	1,642
Valuation Allowance	43
Commitments to Lend Additional Funds	49
Average recorded investment	780
Interest income recognized	$ 11